GMO Trust | GMO U.S. Equity Allocation Fund
GMO U.S. EQUITY ALLOCATION FUND
Investment objective
Total return greater than that of its benchmark, the Russell 3000 Index.
Fees and expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GMO Trust GMO U.S. Equity Allocation Fund Class III
Management fee		none
Shareholder service fee		none
Other expenses		0.07%
Acquired fund fees and expenses (underlying fund expenses)		0.38%
Total annual operating expenses		0.45%
Expense reimbursement	[1]	(0.07%)
Total annual operating expenses after expense reimbursement/waiver		0.38%
[1]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2014, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year		3 Years	5 Years	10 Years
GMO Trust GMO U.S. Equity Allocation Fund Class III	39	[1]	150	272	628
[1]	After reimbursement

Expense Example, No Redemption (USD $)	1 Year		3 Years	5 Years	10 Years
GMO Trust GMO U.S. Equity Allocation Fund Class III	39	[1]	150	272	628
[1]	After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 2% of the average value of its portfolio.
Principal investment strategies
The Fund is a fund of funds and invests primarily in shares of the U.S. Equity Funds and U.S. Flexible Equities Fund (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). In addition, the Fund may invest in shares of Flexible Equities Fund (the GMO Funds in which the Fund invests are collectively referred to herein as the “underlying Funds”). The Fund also may invest in securities and derivatives directly.

The Fund primarily seeks exposure to U.S. equity investments (which may include both growth and value style equities and equities of any market capitalization) but also may have exposure to non-U.S. equity investments. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments tied economically to the U.S. (see “Name Policies”). The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The Manager uses multi-year forecasts of returns and risk among major sectors in the U.S. equity market (large-cap value, large-cap growth, large-cap core, small- and mid-cap value, small- and mid-cap growth and real estate/REIT) to select the underlying Funds in which the Fund invests, and to decide how much to invest in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The factors considered and investment methods used by the Manager can change over time.

The Fund also may invest in U.S. Treasury Fund and unaffiliated money market funds.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. The Fund and some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund or those underlying Funds may affect the Fund’s or an underlying Fund’s performance more than if the Fund or the underlying Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those underlying Funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, a reallocation of the Fund’s investments to underlying Funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies.
  Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, and counterparty risk.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.
  Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund’s operations.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class III Shares Years Ending December 31

Highest Quarter: 18.06% (2Q2003) Lowest Quarter: –14.93% (4Q2008) Year-to-Date (as of 3/31/13): 11.09%
Average Annual Total Returns Periods Ending December 31, 2012
Average Annual Total Returns GMO Trust GMO U.S. Equity Allocation Fund	1 Year	5 Years	10 Years	Incept.	Inception Date
Class III	12.36%	3.10%	7.14%	10.09%	Dec. 31, 1992
Class III Return After Taxes on Distributions	11.89%	2.68%	6.23%	6.59%	Dec. 31, 1992
Class III Return After Taxes on Distributions and Sale of Fund Shares	8.55%	2.58%	6.05%	6.79%	Dec. 31, 1992
Russell 3000 Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%	8.31%	Dec. 31, 1992
Russell 3000 ++ Index (Composite index)	16.42%	2.04%	7.68%	8.51%	Dec. 31, 1992